Note 32 - Cash Flow Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
32	Cash flow information

Non-cash items and information presented separately on the cash flow statement:

	2020	2019	2018

Operating profit	40,735	60,889	21,421
Adjustments for:
Impairment of property, plant and equipment	–	144	208
Impairment of exploration and evaluation assets	2,930	–	–
Profit on sale of subsidiary	–	(5,409)	–
Unrealised foreign exchange gains (note 11)	(8,367)	(31,307)	(243)
Cash-settled share-based expense (note 30.1)	1,413	689	228
Cash-settled share-based expense included in production costs (note 9)	634	107	43
Settlement of cash-settled share-based expense	(1)	(1,384)	–
Equity-settled share-based expense	–	–	14
Site restoration	–	–	30
Depreciation	4,628	4,434	4,071
Allowance for obsolete inventory	–	–	15
Fair value loss/ (gain) on derivative assets (note 23)	266	(102)	–
Disposal of property, plant and equipment	–	63	–
Derecognition of property, plant and equipment	182	–	–
Net cash used for assets and liabilities held for sale	–	–	(2)
Cash generated by operations before working capital changes	42,420	28,124	25,785
Inventories	(5,707)	(1,655)	(277)
Prepayments	816	(2,099)	(62)
Trade and other receivables	539	393	(1,916)
Trade and other payables	(101)	(878)	(2,411)
Cash generated by operations	37,967	23,885	21,119